FORM 5500, SCHEDULE H, PART IV LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	41-0907434
Plan number	002
Asset held for investment, notes receivable	$ 8,600,466
Asset held for investment, total	1,000,750,090
Deemed distribution	$ 239,318	$ 227,488
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.75%
Investment, Identifier [Axis]: Common/Collective Trusts | BlackRock Total Return L Series
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	$ 8,639,360
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Growth Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	196,798,535
Investment, Identifier [Axis]: Common/Collective Trusts | Loomis Small Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	21,898,757
Investment, Identifier [Axis]: Common/Collective Trusts | RT L&G MSCI EAFE A
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	4,858,545
Investment, Identifier [Axis]: Common/Collective Trusts | RT L&G RUSSELL 3000
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	111,419,115
Investment, Identifier [Axis]: Common/Collective Trusts | State Street Real Asset Non-Lending Series Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	759,718
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	13,869,724
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	34,838,597
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	76,500,138
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	88,787,245
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	53,727,712
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	55,982,741
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	51,844,577
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	34,757,933
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	24,143,356
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	7,441,356
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	1,710,006
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	8,282,690
Investment, Identifier [Axis]: Interest-Bearing Cash | Vanguard Cash Reserves Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	265,670
Investment, Identifier [Axis]: Interest-Bearing Cash | Vanguard Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	52,525
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox International Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	21,908,381
Investment, Identifier [Axis]: Mutual Funds | Fidelity US Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	7,796,581
Investment, Identifier [Axis]: Mutual Funds | Oakmark Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	44,794,505
Investment, Identifier [Axis]: Mutual Funds | Vanguard International Growth Fund Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	12,042,662
Investment, Identifier [Axis]: Mutual Funds | Victory Integrity Small Cap Value Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	12,192,271
Investment, Identifier [Axis]: Stable Value Fund | Fidelity Managed Income Portfolio II, CL 4
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	46,376,346
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	796,260,105
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	98,734,400
Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	318,195
Pentair common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment	$ 50,460,578